Supplement dated December 14, 2009 to your Prospectus dated May 1, 2009

Separate Account Eleven:

333-72042   PremierSolutions (Standard) - HV-3574

333-72042   PremierSolutions (Standard - Series A) - HV- 5795

333-145655 Rescission Product - HV-3739

Supplement dated December 14, 2009 to your Prospectus dated May 1, 2009

FUND NAME CHANGE

THE HARTFORD GLOBAL EQUITY HLS FUND

Effective March 1, 2010 The Hartford Global Equity HLS Fund is renamed The Hartford Global Research HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.